Average Annual Total Returns - VictoryShares USAA MSCI USA Value Momentum ETF	VictoryShares USAA MSCI USA Value Momentum ETF 1 Year	VictoryShares USAA MSCI USA Value Momentum ETF Life of Fund		VictoryShares USAA MSCI USA Value Momentum ETF After Taxes on Distributions 1 Year	VictoryShares USAA MSCI USA Value Momentum ETF After Taxes on Distributions Life of Fund		VictoryShares USAA MSCI USA Value Momentum ETF After Taxes on Distributions and Sale of Fund Shares 1 Year	VictoryShares USAA MSCI USA Value Momentum ETF After Taxes on Distributions and Sale of Fund Shares Life of Fund		MSCI USA Index (reflects no deduction for fees, expenses or taxes.) 1 Year	MSCI USA Index (reflects no deduction for fees, expenses or taxes.) Life of Fund		MSCI USA Select Value Momentum Blend Index (reflects no deduction for fees, expenses or taxes.) 1 Year	MSCI USA Select Value Momentum Blend Index (reflects no deduction for fees, expenses or taxes.) Life of Fund
Total	21.72%	4.94%	[1]	21.10%	4.47%	[1]	13.18%	3.73%	[1]	31.64%	13.27%	[1]	21.99%	5.17%	[1]

[1]	Inception date is October 24, 2017.